LONG TERM LOANS FROM BANKS (Long-term Loans From Banks Due) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt [Line Items]
First year (current portion)	$ 656	$ 766
Second year	645	656
Third year	637	645
Fourth year and thereafter	2,659	1,204
Long-term debt	$ 4,597	$ 3,271